Employee Benefit Plan, Tax Status - EBP 038	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Status [Text Block]	FEDERAL INCOME TAX STATUS
The Plan adopted its current volume submitter plan when it changed to Fidelity as its service provider and trustee in April 2018. The current plan received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020, which indicates the plan was designed and in compliance with the applicable requirements of the Internal Revenue Code (“IRC”). Although the Plan has been amended since receiving the opinion letter, the Plan administrator believes the Plan is designed, and is currently operating in compliance with the applicable requirements of the IRC, and therefore believes that the Plan is qualified and the related trust is tax-exempt.
U.S. GAAP requires the Plan Sponsor to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. There are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements, as of December 31, 2025 and 2024. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP, Tax Determination Letter, Date	Jun. 30, 2020